UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

Carbon Collective Climate Solutions U.S. Equity ETF

TICKER: CCSO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (855) 843-2534 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Carbon Collective Climate Solutions U.S. Equity ETF	$37	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Carbon Collective Climate Solutions U.S. Equity ETF - $13,341
S&P 500® Total Return Index - $20,281
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
09/19/2022
12/31/2022
04/30/2023
08/31/2023
12/31/2023
04/30/2024
08/31/2024
12/31/2024
04/30/2025
08/31/2025
12/31/2025
04/30/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception (9/19/22)
Carbon Collective Climate Solutions U.S. Equity ETF	11.11%	7.75%
S&P 500® Total Return Index	19.56%	20.09%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccso/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund rose by 11.11% while the S&P 500 climbed 19.56%

Several key factors influenced this performance:

• Increased Demand for Electricity: After flatlining for years, electricity demand in the US has grown rapidly in response to the AI build-out, and to a lesser degree, the electrification of the US economy. CCSO holds many providers of both electricity generation and electricity infrastructure.

• Increased Demand for Energy Security: Following the closure of the Strait of Hormuz, many of the solutions provided by companies in CCSO, from renewable & nuclear energy to electrified transportation, have seen upticks in demand, both in the US and abroad.

• Increased Demand for Critical Minerals: CCSO holds overweight exposure to companies that mine critical minerals like copper and rare earths. These companies have seen tailwinds from both the increasing demand for electricity as well as hardening the national security supply chain.

• Indirect, but not direct AI exposure: While the fund benefited from the secondary AI trade, much of the benchmark's return was driven by the growth of players directly involved in AI in tech and comms, leading to the fund lagging the benchmark over the period.

Positioning:

The fund remains invested in these themes as the managers believe the trends for energy security and electrification will remain tailwinds for these companies for decades to come.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$45,691
Number of Holdings	122
Total Advisory Fee Paid	$145,138
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Industrials
46.7%
Materials
26.7%
Consumer Discretionary
9.1%
Utilities
6.2%
Energy
6.0%
Technology
4.3%
Financials
0.5%
Consumer Staples
0.1%
Cash & Cash Equivalents
0.4%

Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Total Net Assets)
Nucor Corp.	5.8%
Republic Services, Inc. - Class A	5.6%
Johnson Controls International PLC	5.5%
Waste Management, Inc.	5.4%
Southern Copper Corp.	5.4%
Carrier Global Corp.	4.8%
GE Vernova, Inc.	4.7%
Quanta Services, Inc.	4.5%
Cameco Corp.	3.7%
Steel Dynamics, Inc.	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccso/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Carbon Collective Short Duration Green Bond ETF

TICKER: CCSB (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (855) 843-2534 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Carbon Collective Short Duration Green Bond ETF	$50	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Carbon Collective Short Duration Green Bond ETF - $10,953
Bloomberg U.S. Aggregate Bond Index - $11,098
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
04/11/2024
05/31/2024
07/31/2024
09/30/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception (4/11/24)
Carbon Collective Short Duration Green Bond ETF	1.67%	4.03%
Bloomberg U.S. Aggregate Bond Index	2.71%	4.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccsb/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund delivered a return of 1.67% over the period against the benchmark's (Bloomberg U.S. Aggregate Bond Index) return of 2.71% over the period. The lag behind the benchmark was primarily due to the single-holding default scare, which the fund managers are optimistic will resolve in the year ahead.

Several key factors influenced this performance:

• Single Holding Default Scare: A Brazilian Waste Management company, Ambipar, saw its bond value drop into default after an accusation of fraud was leveled at the company. Given that the audited financials showed no indication of fraud, the fund managers decided to hold. The creditors are moving to take charge of the company, unlocking a full recovery for bondholders. While the fund managers are optimistic, this drop is the main reason why the fund lagged the benchmark over this time period.

• Bond Market Volatility: The fund managers have sought to take advantage of the meaningful volatility in bond markets over this period through buying and selling at opportunistic times in the cycle.

• Extending Duration: As the yield curve normalized, the managers extended duration, capturing higher yields for the fund.

Positioning:

The fund managers will stay the course for the foreseeable future, trying to best capture bond market volatility, while watching actively for major issues in the system.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$26,898
Number of Holdings	43
Total Advisory Fee Paid	$118,988
Portfolio Turnover Rate	102%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Financials
44.3%
Utilities
24.8%
Technology
16.0%
Consumer Discretionary
5.5%
Energy
2.8%
Materials
2.7%
Communications
1.9%
Industrials
0.6%
Cash & Cash Equivalents
1.4%

Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Total Net Assets)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/2031	4.5%
Public Service Co. of Oklahoma, 2.20%, 8/15/2031	4.5%
Wisconsin Power and Light Co., 3.95%, 9/1/2032	4.4%
Boston Properties LP, 2.55%, 4/1/2032	4.2%
Dominion Energy, Inc., 2.25%, 8/15/2031	3.8%
Mitsubishi UFJ Financial Group, Inc., 4.50% (SOFR + 0.84), 7/24/2030	3.7%
ING Bank NV, 4.71%, 7/7/2031	3.7%
New York State Electric & Gas Corp., 5.05%, 8/15/2035	3.6%
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25), 5/22/2030	3.6%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/2031	3.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccsb/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Carbon Collective Climate Solutions U.S. Equity ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Carbon Collective Short Duration Green Bond ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended July 31,	Total Non-Audit Fees Billed to Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$6,200	$495,000	N/A	$501,200
2025	$6,000	N/A	N/A	$6,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026

Tidal Trust II

Carbon Collective Climate Solutions U.S. Equity ETF | CCSO | The Nasdaq Stock Market, LLC

Carbon Collective Short Duration Green Bond ETF | CCSB | The Nasdaq Stock Market, LLC

Carbon Collective ETFs

Carbon Collective Climate Solutions U.S. Equity ETF

 Schedule of Investments

 July 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary Products - 7.6%
ADS-TEC Energy PLC(a)	2,712	$34,931
Li Auto, Inc. - Class A, ADR(a)	48,681	663,522
LiveWire Group, Inc.(a)	9,134	16,532
Lotus Technology, Inc., ADR(a)	29,216	25,389
Lucid Group, Inc.(a)	16,577	122,338
Microvast Holdings, Inc.(a)	15,647	12,629
NIO, Inc. - Class A, ADR(a)	117,432	573,068
Polestar Automotive Holding UK PLC - Class A, ADR(a)	4,235	60,984
QuantumScape Corp. - Class A(a)	25,833	134,848
Rivian Automotive, Inc. - Class A(a)	60,367	918,786
Solid Power, Inc.(a)	10,531	21,694
VinFast Auto Ltd.(a)	109,504	340,557
Xpeng, Inc., ADR(a)	42,874	557,362
		3,482,640

Consumer Staple Products - 0.1%
Beyond Meat, Inc.(a)	19,845	11,233
Oatly Group AB, ADR(a)	1,390	20,697
		31,930

Financial Services - 0.5%
HA Sustainable Infrastructure Capital, Inc.	5,761	218,169
Metals Acquisition Corp II(a)	1,514	15,473
		233,642

Industrial Products - 24.7%
Acuity, Inc.	1,350	443,327
Amprius Technologies, Inc.(a)	6,074	58,310
Archer Aviation, Inc.(a)	31,383	145,617
Badger Meter, Inc.	1,308	175,730
Carrier Global Corp.	35,411	2,188,754
Eve Holding, Inc.(a)	14,739	34,195
GE Vernova, Inc.	2,174	2,152,890
Hubbell, Inc.	2,528	1,194,606
Itron, Inc.(a)	2,065	205,798
Joby Aviation, Inc.(a)	39,596	283,111
Johnson Controls International PLC	17,204	2,523,139
Lightbridge Corp.(a)	1,451	11,956
NANO Nuclear Energy, Inc.(a)	2,011	31,995
NuScale Power Corp. - Class A(a)	14,630	123,185
Terrestrial Energy, Inc.(a)	4,323	21,226
Valmont Industries, Inc.	877	422,451
Vertical Aerospace Ltd.(a)	5,672	7,033
Xylem, Inc.	10,688	1,250,175
		11,273,498

The accompanying notes are an integral part of these financial statements.

Industrial Services - 22.0%
EHang Holdings Ltd. - Class A, ADR(a)	3,413	17,509
Enviri Corp.(a)	1,311	29,078
GFL Environmental, Inc.	23,563	973,623
Hudson Technologies, Inc.(a)	1,584	9,567
Installed Building Products, Inc.	1,145	255,266
MasTec, Inc.(a)	3,613	950,580
MYR Group, Inc.(a)	727	242,251
Primoris Services Corp.	4,643	391,916
PureCycle Technologies, Inc.(a)	7,930	50,514
Quanta Services, Inc.	3,089	2,061,475
Republic Services, Inc. - Class A	12,055	2,538,180
Waste Management, Inc.	10,909	2,471,434
Willdan Group, Inc.(a)	671	45,984
		10,037,377

Materials - 26.7%(b)
Algoma Steel Group, Inc.	4,954	19,073
American Battery Technology Co.(a)	6,036	12,615
Apogee Enterprises, Inc.	967	38,293
Aspen Aerogels, Inc.(a)	3,721	17,228
Cameco Corp.	19,679	1,699,872
Carlisle Cos., Inc.	1,740	626,261
Centrus Energy Corp. - Class A(a)	840	148,621
Commercial Metals Co.	4,734	325,321
Critical Metals Corp.(a)	5,101	28,005
Denison Mines Corp.(a)	41,111	115,522
Encore Energy Corp.(a)	10,513	11,459
Energy Fuels, Inc.(a)	10,753	123,014
Ero Copper Corp.(a)	6,003	161,541
ioneer Ltd., ADR(a)	5,026	17,541
IperionX Ltd., ADR(a)	1,230	25,523
IsoEnergy Ltd.(a)	3,335	30,982
Lithium Americas Corp.(a)	15,282	43,859
Lithium Argentina AG(a)	6,749	40,562
Metallus, Inc.(a)	1,841	37,041
MP Materials Corp.(a)	7,604	314,577
NexGen Energy Ltd.(a)	37,334	341,606
Nucor Corp.	10,342	2,660,893
Owens Corning	3,526	489,761
Sigma Lithium Corp.(a)	7,033	69,416
Southern Copper Corp.	13,408	2,449,810
Standard Lithium Ltd.(a)	15,371	31,357
Steel Dynamics, Inc.	6,372	1,601,029
Tecnoglass Holdings, Inc.	1,955	84,925
TMC the metals Co., Inc.(a)	17,814	63,418
Trekor Metals Ltd.(a)	15,740	106,560
Trex Co., Inc.(a)	4,465	193,602
Uranium Energy Corp.(a)	21,404	205,478
Uranium Royalty Corp.(a)	8,758	29,777

The accompanying notes are an integral part of these financial statements.

Ur-Energy, Inc.(a)	16,717	20,395
		12,184,937

Oil & Gas - 0.1%
Clean Energy Fuels Corp.(a)	11,226	21,778
OPAL Fuels, Inc. - Class A(a)	8,902	20,920
		42,698

Renewable Energy - 5.9%
Ameresco, Inc. - Class A(a)	2,358	49,683
Array Technologies, Inc.(a)	6,876	35,893
Ballard Power Systems, Inc.(a)	9,686	25,862
Canadian Solar, Inc.(a)	3,045	45,919
Daqo New Energy Corp., ADR(a)	3,210	39,066
Electrovaya, Inc.(a)	2,975	24,454
Energy Vault Holdings, Inc.(a)	8,630	24,596
Enphase Energy, Inc.(a)	5,613	210,712
Eos Energy Enterprises, Inc.(a)	15,980	54,012
First Solar, Inc.(a)	4,852	1,023,918
Fluence Energy, Inc. - Class A(a)	8,069	112,401
JinkoSolar Holding Co. Ltd., ADR	2,582	39,091
Nextpower, Inc. - Class A(a)	6,529	586,761
Plug Power, Inc.(a)	62,117	127,961
Shoals Technologies Group, Inc. - Class A(a)	7,949	69,474
SolarEdge Technologies, Inc.(a)	2,884	118,821
Sunrun, Inc.(a)	10,518	103,182
Tigo Energy, Inc.(a)	3,466	6,620
Toyo Co. Ltd.(a)	1,870	9,630
		2,708,056

Retail & Wholesale - Discretionary - 1.5%
ATRenew, Inc. - Class A, ADR	5,771	24,469
EVgo, Inc. - Class A(a)	15,448	24,408
Liquidity Services, Inc.(a)	1,361	53,052
LKQ Corp.	11,289	253,438
QXO, Inc.(a)	25,861	343,951
		699,318

Software & Tech Services - 4.3%
8x8, Inc.(a)	6,188	11,757
DocuSign, Inc.(a)	9,333	511,728
Via Transportation, Inc. - Class A(a)	3,928	79,896
Zoom Communications, Inc. - Class A(a)	13,866	1,332,107
		1,935,488

Tech Hardware & Semiconductors - 0.0%(c)
AudioCodes Ltd.	1,190	11,400

Utilities - 6.2%
Brookfield Renewable Corp. - Class A	8,008	267,067
Clearway Energy, Inc. - Class C	10,156	322,250
Ellomay Capital Ltd.(a)	613	12,015

The accompanying notes are an integral part of these financial statements.

Enlight Renewable Energy Ltd.(a)	18,289	1,544,689
Oklo, Inc. - Class A(a)	7,143	277,363
Ormat Technologies, Inc.	2,808	274,005
ReNew Energy Global PLC - Class A(a)	15,821	98,406
XPLR Infrastructure LP(a)	4,015	47,778
		2,843,573

TOTAL COMMON STOCKS (Cost $38,647,778)		45,484,557

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	201,302	201,302

TOTAL SHORT-TERM INVESTMENTS (Cost $201,302)		201,302

TOTAL INVESTMENTS - 100.0% (Cost $38,849,080)		$45,685,859
Other Assets in Excess of Liabilities - 0.0%(c)		4,674
TOTAL NET ASSETS - 100.0%		$45,690,533

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Carbon Collective Short Duration Green Bond ETF

Schedule of Investments

July 31, 2026

		Maturity	Principal
CORPORATE BONDS - 98.6%	Coupon	Date	Amount	Value
Auto Parts Manufacturing - 3.7%
LG Energy Solution Ltd.(a)	5.75%	09/25/2028	$300,000	$304,323
LG Energy Solution Ltd.(a)	5.00%	04/02/2029	200,000	199,676
LG Energy Solution Ltd.(a)	5.88%	04/02/2036	500,000	492,436
				996,435
Automobiles Manufacturing - 1.8%
Toyota Motor Corp. (Callable 05/30/2030)	4.45%	06/30/2030	500,000	493,992

Banks - 9.2%
Fifth Third Bancorp (Callable 11/01/2026)	1.71% (SOFR + 0.69)	11/01/2027	500,000	496,409
ING Bank NV(a)	4.71%	07/07/2031	1,000,000	988,721
M&T Bank Corp. (Callable 01/16/2028)	4.83% (SOFR + 0.93)	01/16/2029	500,000	500,371
Norinchukin Bank(a)	5.09%	10/16/2029	500,000	500,646
				2,486,147
Design, Manufacturing & Distribution - 2.8%
Jabil, Inc. (Callable 04/15/2027)	4.25%	05/15/2027	750,000	748,523

Diversified Banks - 8.4%
JPMorgan Chase & Co. (Callable 10/22/2026)	6.07% (SOFR + 1.33)	10/22/2027	300,000	301,106
Mitsubishi UFJ Financial Group, Inc. (Callable 07/24/2029)	4.50% (SOFR + 0.84)	07/24/2030	1,000,000	999,312
Mizuho Financial Group, Inc. (Callable 05/22/2029)	3.26% (1 yr. CMT Rate + 1.25)	05/22/2030	1,000,000	957,365
				2,257,783
Financial Services - 15.9%
Brookfield Finance I UK PLC / Brookfield
Finance, Inc. (Callable 10/30/2031)	2.34%	01/30/2032	500,000	433,105
Brookfield Finance, Inc. (Callable 01/15/2031)	2.72%	04/15/2031	900,000	811,284
HA Sustainable Infrastructure Capital, Inc.
(Callable 12/15/2030)	6.15%	01/15/2031	1,200,000	1,219,876
HA Sustainable Infrastructure Capital, Inc.
(Callable 05/15/2033)(a)	5.95%	07/15/2033	500,000	494,745
HA Sustainable Infrastructure Capital, Inc.
(Callable 12/15/2035)	6.00%	03/15/2036	850,000	822,016
HA Sustainable Infrastructure Capital, Inc.
(Callable 08/17/2031)	7.13% (5 yr. CMT Rate + 3.48)	11/15/2056	500,000	504,317
				4,285,343
Hardware - 2.5%
HP, Inc. (Callable 03/17/2031)	2.65%	06/17/2031	750,000	666,193

The accompanying notes are an integral part of these financial statements.

Metals & Mining - 2.7%
Southern Copper Corp. (Callable 03/24/2036)	5.35%	06/24/2036	750,000	730,256

Real Estate - 10.8%
Boston Properties LP (Callable 01/01/2032)	2.55%	04/01/2032	1,300,000	1,122,474
Equinix, Inc. (Callable 01/15/2028)	1.55%	03/15/2028	500,000	475,612
Equinix, Inc. (Callable 02/15/2031)	2.50%	05/15/2031	800,000	708,048
WP Carey, Inc. (Callable 11/01/2031)	2.45%	02/01/2032	700,000	606,119
				2,912,253
Renewable Energy - 2.8%
Hanwha Energy USA Holdings Corp.(a)	4.38%	07/02/2028	250,000	248,538
Hanwha Q Cells Americas Holdings Corp.(a)	4.38%	05/21/2029	500,000	495,044
				743,582
Semiconductors - 9.1%
Intel Corp. (Callable 05/05/2032)	4.15%	08/05/2032	500,000	470,969
Micron Technology, Inc. (Callable 01/15/2032)	2.70%	04/15/2032	900,000	794,919
NXP BV / NXP Funding LLC / NXP USA, Inc.
(Callable 02/01/2030)	3.40%	05/01/2030	300,000	283,495
NXP BV / NXP Funding LLC / NXP USA, Inc.
(Callable 02/11/2031)	2.50%	05/11/2031	1,000,000	888,054
				2,437,437
Software & Services - 1.6%
Autodesk, Inc. (Callable 09/15/2031)	2.40%	12/15/2031	500,000	434,638

Utilities - 24.8%
Avangrid, Inc. (Callable 03/01/2029)	3.80%	06/01/2029	500,000	485,766
Dominion Energy, Inc. (Callable 05/15/2031)	2.25%	08/15/2031	1,150,000	1,009,058
DTE Electric Co. (Callable 09/01/2048)	3.95%	03/01/2049	250,000	185,452
Duke Energy Progress LLC (Callable 01/01/2032)	3.40%	04/01/2032	500,000	461,554
Duke Energy Progress LLC (Callable 12/15/2033)	5.10%	03/15/2034	700,000	698,597
New York State Electric & Gas Corp. (Callable 05/15/2035)(a)	5.05%	08/15/2035	1,000,000	968,888
Public Service Co. of Colorado (Callable 07/15/2050)	2.70%	01/15/2051	800,000	456,043
Public Service Co. of Oklahoma (Callable 05/15/2031)	2.20%	08/15/2031	1,400,000	1,219,395
Wisconsin Power and Light Co. (Callable 06/01/2032)	3.95%	09/01/2032	1,250,000	1,178,061
				6,662,814
Waste & Environment Services & Equipment - 0.6%
Ambipar Lux Sarl (Callable 02/06/2027)(a)(b)	9.88%	02/06/2031	497,000	177,264

The accompanying notes are an integral part of these financial statements.

Wireless Telecommunications Services - 1.9%
Verizon Communications, Inc. (Callable 03/03/2041)	2.85%	09/03/2041	750,000	511,692

TOTAL CORPORATE BONDS (Cost $27,179,487)				26,544,352

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%			Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)			95,161	95,161

TOTAL SHORT-TERM INVESTMENTS
(Cost $95,161)				95,161

TOTAL INVESTMENTS - 99.0% (Cost $27,274,648)				$26,639,513
Other Assets in Excess of Liabilities - 1.0%				258,061
TOTAL NET ASSETS - 100.0%				$26,897,574

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Treasury Rate

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $4,870,281 or 18.1% of the Fund's net assets.

(b)	Issuer is currently in default.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
ASSETS:
Investments, at value (cost $38,849,080 and $27,274,648) (Note 2)	$45,685,859	$26,639,513
Dividends receivable	17,579	–
Interest receivable	572	269,277
Dividend tax reclaim receivable	336	–
Total assets	45,704,346	26,908,790

LIABILITIES:
Payable to adviser (Note 4)	13,813	11,216
Total liabilities	13,813	11,216
NET ASSETS	$45,690,533	$26,897,574

NET ASSETS CONSISTS OF:
Paid-in capital	$41,516,035	$27,453,222
Total distributable earnings/(accumulated losses)	4,174,498	(555,648)
Total Net Assets	$45,690,533	$26,897,574

Net assets	$45,690,533	$26,897,574
Shares issued and outstanding(a)	1,750,000	1,360,000
Net asset value per share	$26.11	$19.78

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2026

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
INVESTMENT INCOME:
Dividend income	$336,926	$–
Interest income	7,598	1,153,441
Less: Issuance fees	(4,346)	–
Less: Dividend withholding taxes	(6,830)	–
Total investment income	333,348	1,153,441

EXPENSES:
Investment advisory fee (Note 4)	145,138	118,988
Total expenses	145,138	118,988
NET INVESTMENT INCOME (LOSS)	188,210	1,034,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(742,676)	77,689
In-kind redemptions	5,028,744	–
Net realized gain (loss)	4,286,068	77,689
Net change in unrealized appreciation (depreciation) on:
Investments	(588,580)	(749,533)
Net change in unrealized appreciation (depreciation)	(588,580)	(749,533)
Net realized and unrealized gain (loss)	3,697,488	(671,844)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,885,698	$362,609

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Carbon Collective Climate Solutions U.S. Equity ETF		Carbon Collective Short Duration Green Bond ETF
	Year Ended July	Year Ended July	Year Ended July	Year Ended July
	31, 2026	31, 2025	31, 2026	31, 2025
OPERATIONS:
Net investment income (loss)	$188,210	$105,868	$1,034,453	$724,869
Net realized gain (loss)	4,286,068	(252,012)	77,689	60,850
Net change in unrealized appreciation (depreciation)	(588,580)	6,315,306	(749,533)	26,926
Net increase (decrease) in net assets resulting from operations	3,885,698	6,169,162	362,609	812,645

DISTRIBUTIONS TO
SHAREHOLDERS:
From earnings	(245,170)	(160,597)	(1,085,710)	(774,212)
Total distributions to shareholders	(245,170)	(160,597)	(1,085,710)	(774,212)

CAPITAL TRANSACTIONS:
Subscriptions	18,164,860	1,917,235	6,849,574	9,051,331
Redemptions	(10,399,465)	(2,602,024)	–	–
ETF transaction fees (Note 8)	–	–	6,850	9,051
Net increase (decrease) in net assets from capital transactions	7,765,395	(684,789)	6,856,424	9,060,382

NET INCREASE (DECREASE) IN NET ASSETS	11,405,923	5,323,776	6,133,323	9,098,815

NET ASSETS:
Beginning of the period	34,284,610	28,960,834	20,764,251	11,665,436
End of the period	$45,690,533	$34,284,610	$26,897,574	$20,764,251

SHARES TRANSACTIONS
Subscriptions	675,000	100,000	340,000	445,000
Redemptions	(375,000)	(125,000)	–	–
Total increase (decrease) in shares outstanding	300,000	(25,000)	340,000	445,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Carbon Collective Climate Solutions U.S. Equity ETF
	Year Ended July	Year Ended July	Year Ended July	Period Ended July
	31, 2026	31, 2025	31, 2024	31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.64	$19.63	$21.31	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.12	0.07	0.10	0.13
Net realized and unrealized gain (loss)(c)	2.51	4.05	(1.62)	1.22
Total from investment operations	2.63	4.12	(1.52)	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.11)	(0.16)	(0.04)
Total distributions	(0.16)	(0.11)	(0.16)	(0.04)

Net asset value, end of period	$26.11	$23.64	$19.63	$21.31

TOTAL RETURN(d)	11.11%	21.04%	(7.13)%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,691	$34,285	$28,961	$22,376
Ratio of expenses to average net assets(e)	0.35%	0.35%	0.35%	0.35%
Ratio of tax expense to average net assets(e)	–%	–%	–%	0.00%(f)
Ratio of net investment income to average net assets(e)	0.45%	0.34%	0.53%	0.83%
Portfolio turnover rate(d)(g)	18%	29%	18%	37%

(a)	Inception date of the Fund was September 19, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Carbon Collective Short Duration Green Bond ETF
	Year Ended July 31,	Year Ended July 31,	Period Ended July 31,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.36	$20.29	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.88	0.92	0.27
Net realized and unrealized gain (loss)(c)	(0.56)	0.11	0.18
Total from investment operations	0.32	1.03	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(0.97)	(0.18)
Net realized gains	(0.01)	–	–
Total distributions	(0.91)	(0.97)	(0.18)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01	0.01	0.02

Net asset value, end of period	$19.78	$20.36	$20.29

TOTAL RETURN(d)	1.67%	5.24%	2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,898	$20,764	$11,665
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	4.35%	4.54%	4.56%
Portfolio turnover rate(d)(f)	102%	100%	83%

(a)	Inception date of the Fund was April 11, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

July 31, 2026

NOTE 1 - ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF (“CCSO ETF”) and the Carbon Collective Short Duration Green Bond ETF (“CCSB ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Carbon Collective Investing, LLC (“Carbon Collective” or a “Sub-Adviser”) serves as investment sub-adviser to each Fund and Artesian Capital Management (Delaware) LP (“Artesian Capital” or a “Sub-Adviser”) (collectively the “Sub -Advisers”) serves as a sub-adviser for the CCSB ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The CCSO ETF commenced operations on September 19, 2022 and the CCSB ETF commenced operations on April 11, 2024.

The investment objective of CCSO ETF is to seek to achieve long- term capital appreciation. The investment objective of CCSB ETF is to seek maximum total return, consistent with preservation of capital and prudent investment management.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively.. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to the Financial Statements

July 31, 2026

The Board of Trustees has designated the Adviser as the Fund’s valuation designee. Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements

July 31, 2026

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2026:

CCSO ETF	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$45,484,557	$–	$–	$45,484,557
Money Market Funds	201,302	–	–	201,302
Total Investments	$45,685,859	$–	$–	$45,685,859

CCSB ETF	Level 1	Level 2	Level 3	Total

Investments:
Corporate Bonds	$–	$26,544,352	$–	$26,544,352
Money Market Funds	95,161	–	–	95,161
Total Investments	$95,161	$26,544,352	$–	$26,639,513

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”)and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one- year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to the Financial Statements

July 31, 2026

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income or expense is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income or expense is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for CCSO ETF are declared and paid at least annually. Distributions to shareholders from net investment income, if any, for CCSB ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended July 31, 2026, the following adjustments were made:

		Total distributable
Fund	Paid-In Capital	earnings/(accumulated losses)
CCSO ETF	$5,012,882	$(5,012,882)
CCSB ETF	$-	$-

Notes to the Financial Statements

July 31, 2026

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Climate Change Consideration Risk (CCSO ETF Only). Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Equity Market Risk (CCSO ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Fixed Income Risk (CCSB ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

High Yield Securities (Junk Bonds) Risk (CCSB ETF Only). Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (CCSB ETF Only). Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Models and Data Risk (CCSO ETF Only). The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

Notes to the Financial Statements

July 31, 2026

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker- dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
CCSO ETF	0.35%
CCSB ETF	0.50%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2026 are disclosed in the Statements of Operations.

Carbon Collective serves as investment sub-adviser to the Funds, and Artesian Capital serves as sub-adviser to CCSB ETF, pursuant to a sub-advisory agreement between the Adviser and each Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, Carbon Collective is responsible for the day-to-day management of CCSO ETF’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreements, Artesian Capital Management is responsible for the day-to-day management of CCSB ETF’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Carbon Collective is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Carbon Collective Sub-Advisory Fee”) . Artesian Capital is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of CCSB ETF’s average daily net assets (the "Artesian Capital Sub-Advisory Fee" and each a "Sub-Advisory Fee"). Carbon Collective has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by the Funds, except for the sub-advisory fee payable to Carbon Collective and Excluded Expenses. Artesian Capital has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by CCSB ETF, except for the Sub-Advisory Fee payable to Artesian and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers a corresponding share of profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Notes to the Financial Statements

July 31, 2026

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to April 1, 2026, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to the Financial Statements

July 31, 2026

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
CCSO ETF	$ 7,266,612	$ 7,865,135
CCSB ETF	30,648,983	22,733,767

For the year ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
CCSO ETF	$ 17,932,649	$ 9,658,896
CCSB ETF	–	–

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2026 and the prior fiscal year ended July 31, 2025 were as follows:

Distributions paid from:	July 31, 2026	July 31, 2025
CCSO ETF
Ordinary Income	$245,170	$160,597
CCSB ETF
Ordinary Income	$1,071,289	$774,212
Long-Term Capital Gains	14,421	–

Notes to the Financial Statements

July 31, 2026

As of the fiscal year ended July 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	CCSO ETF	CCSB ETF
Cost of investments(a)	$39,572,924	$27,295,360
Gross tax unrealized appreciation	11,218,388	34,347
Gross tax unrealized depreciation	(5,105,453)	(690,194)
Net tax unrealized appreciation (depreciation)	6,112,935	(655,847)
Undistributed ordinary income (loss)	47,049	77,639
Undistributed long-term capital gain (loss)	–	22,560
Other accumulated gain (loss)	(1,985,486)	–
Total distributable earnings/(accumulated losses)	$4,174,498	$(555,648)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended July 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of July 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
CCSO ETF	$(81,305)	$(1,904,181)
CCSB ETF	–	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to the Financial Statements

July 31, 2026

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for CCSO ETF is $500 and CCSB ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

Report of Independent Registered Public Accounting Firm	Carbon Collective ETFs

To the Shareholders of Carbon Collective ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (the “Funds”), each a series of Tidal Trust II, as of July 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Carbon Collective Climate Solutions U.S. Equity ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025 and 2024 and for the period from September 19, 2022 (commencement of operations) through July 31, 2023
Carbon Collective Short Duration Green Bond ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026 and 2025 and for the period from April 11, 2024 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2026

Other Non-Audited Information	Carbon Collective ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended July 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

CCSO ETF	100.00%
CCSB ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended July 31, 2026, was as follows:

CCSO ETF	100.00%
CCSB ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended July 31, 2026, was as follows:

CCSO ETF	0.00%
CCSB ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.